COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Advances On Future Purchases Of Inventory	$ 555,000	$ 608,000	$ 399,000
Sales To Customers Not Yet Delivered	345,000	276,000	98,000
Total Deferred Revenue	$ 900,000	$ 884,000	$ 497,000